Derivative financial instrument liabilities	6 Months Ended
Feb. 29, 2024
Derivative Financial Instrument Liabilities
Derivative financial instrument liabilities

9.	Derivative financial instrument liabilities

	February 29, 2024	August 31, 2023
Derivative warrant liabilities	$1,733	$3,544
Gold zero-cost collars	12	-
Total derivative financial instrument liabilities	$1,745	$3,544

a)	Derivative warrant liabilities

Amount
As at August 31, 2023	$3,544
Change in fair value	(1,811)
As at February 29, 2024	$1,733

Derivative warrant liabilities of $1.7 million will only be settled by issuing equity of the Company. For the three and six months ended February 29, 2024 fair value changes amounted to a gain of $1.6 million and $1.8 million, respectively (February 28, 2023 – loss of $1.0 million and gain of $2.4 million, respectively).

Fair values of derivative warrant liabilities were calculated using the Black-Scholes Option Pricing Model with the following assumptions:

	February 29, 2024	August 31, 2023
Share price	0.33	$0.39
Risk-free interest rate	4.40% - 4.60%	4.43% - 4.66%
Dividend yield	0%	0%
Expected volatility	46% - 49%	52%
Remaining term (in years)	2.0 – 2.9	2.5 – 3.4

The fair value is classified as Level 3 as expected volatilities is determined using adjusted historical volatilities and were therefore not an observable input.

Sensitivity analysis

If expected volatility, the significant unobservable input, had been higher or lower by 10% and all other variables were held constant, net income and net assets for the three and six months ended February 29, 2024 would increase or decrease by:

	February 29, 2024
10% change in expected volatilities	Increase	Decrease
(Loss) income	$(626)	$570

b)	Gold zero-cost collars

Amount
As at August 31, 2023	$-
Change in fair value	12
As at February 29, 2024	$12

In December 2023, the Company entered into a series of gold zero-cost collar contracts for 600 gold ounces per month for a total of 3,000 gold ounces to be settled from January 2024 to May 2024, at a maximum and minimum gold price of $2,150 and $1,850 per gold ounce, respectively.

During the three and six months ended February 29, 2024, gold zero-cost collar contracts for a total of 1,200 gold ounces expired unexercised.

As at February 29, 2024, the following gold zero-cost collar contracts were outstanding:

Quantity (ounces)	Floor Price	Ceiling Price	Expiry Date
600	$1,850	$2,150	March 26, 2024
600	$1,850	$2,150	April 26, 2024
600	$1,850	$2,150	May 29, 2024

For the three and six months ended February 29, 2024, fair value losses amounted to $0.01 million and $0.01 million, respectively (February 28, 2023 - $nil and $nil, respectively).